Events After the Reporting Date (Details) - Non-adjusting events after reporting period [member] $ in Thousands	1 Months Ended
Feb. 28, 2019 USD ($) shares
Events After the Reporting Date (Textual)
Ordinary shares issued	80,000,000
Options to purchase of ordinary shares	6,000,000
Gross proceeds from the offering | $	$ 12,000,000
Total (net) consideration | $	$ 10,600,000
Warrants [Member]
Events After the Reporting Date (Textual)
Ordinary shares issued	80,000,000
ADS [Member]
Events After the Reporting Date (Textual)
Ordinary shares issued	16,000,000
Options to purchase of ordinary shares	6,000,000
ADS [Member] | Warrants [Member]
Events After the Reporting Date (Textual)
Ordinary shares issued	80,000,000